Sale of Homestake Resources (Narrative) (Details) - Dolly Varden [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Feb. 25, 2022 CAD ($) $ / shares shares
Sale Of Homestake Resources [Line Items]
Cash proceeds	$ 5,000
Share issued during period for acquisition | shares	76,504,590
Recognized a gain	$ 48,390
Acquisition cost	$ 589
Market price of the shares | $ / shares	$ 0.79